HUNDREDFOLD FUNDS

PROSPECTUS

December 28, 2012

Hundredfold Select Alternative Fund

Service Class (SFHYX)

Hundredfold Select Global Fund

Service Class (SFGPX)

Hundredfold Select Equity Fund

Service Class (SFEOX)

80 Arkay Drive

Hauppauge, New York 11788

1-855-582-8006

www.HundredfoldSelect.com

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

HUNDREDFOLD SELECT ALTERNATIVE FUND SUMMARY	1
HUNDREDFOLD SELECT GLOBAL FUND SUMMARY	7
HUNDREDFOLD SELECT EQUITY FUND SUMMARY	12
ADDITIONAL DETAILS ABOUT THE FUNDS
INVESTMENT STRATEGIES	18
PRINCIPAL RISK FACTORS	22
ABOUT YOUR INVESTMENT
SHARE PRICES	26
RULE 12b-1 FEES	27
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES	27
HOW TO PURCHASE SHARES	27
HOW TO EXCHANGE SHARES	30
HOW TO REDEEM SHARES	30
TOOLS TO COMBAT FREQUENT TRANSACTIONS P	33
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	34
DISTRIBUTION OF FUND SHARES	34
ADDITIONAL INFORMATION
MANAGEMENT OF THE FUNDS	35
PORTFOLIO HOLDINGS INFORMATION	35
FINANCIAL HIGHLIGHTS	36
PRIVACY NOTICE	38

SUMMARY SECTION

Hundredfold Select Alternative Fund

Investment Objective

The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	1.00%
Other Operating Expenses	0.45%
Operating Services Fee	0.45%
Acquired Fund Fees and Expenses(1)	0.55%
Total Annual Fund Operating Expenses(2)	3. 00%

1 These expenses are based on estimated amounts for the Fund’s current fiscal year.

2 Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Years	10 Years
Service Class Shares	$ 303	$ 927	$ 1,577	$ 3,318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 418 % of the average value of its portfolio.

Principal Investment Strategy

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. (The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives.) Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies, and other investment companies.  It may also seek exposure to securities of foreign issuers.

The Select Alternative Fund invests directly or indirectly in fixed-income securities without any restriction on maturity or creditworthiness, which primarily include government securities, asset-backed debt securities, mortgaged-backed securities and debt securities rated below investment grade, also known as “junk bonds”. The Fund invests in equity securities without consideration to any specific sector or market capitalization range. The Subadviser’s investment decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, such as major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase securities prior to or at the outset of upward trends for such securities and seeks to take  ”short” positions in or sell securities prior to or early in downward trends in the value of such securities. There is no limit on the amount of the Fund’s assets that may be invested in derivative instruments or used to cover short positions. The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will employ leveraged investment techniques that allow the Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Fund’s adviser, Advisors Preferred LLC (“Advisors Preferred” or the “Adviser”) can guarantee that the Fund will achieve its objective. (Collectively, the Subadviser and Advisors Preferred are referred to herein as “Advisers” in certain circumstances.) In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

 Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Funds also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains, and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield securities may have speculative characteristics. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies Risk and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-5 year and since inception periods compare with those of a broad-based market index for the same periods. The S&P 500 Index shows how the Fund compared with the performance of a widely used securities index during the periods shown. The Barclays Capital U.S. Aggregate Bond Index shows how the performance of stocks compared with bonds during the same periods. Prior to June 11, 2007, the Fund pursued a different investment objective and strategy; therefore, performance results presented for periods prior to that date reflect the performance of the prior strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Alternative Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Alternative Predecessor Fund and, therefore, the performance information includes performance of the Select Alternative Predecessor Fund.

Total Return for the Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended June 30, 2009 and its lowest calendar quarter return was –5.37% for the quarter ended March 31, 2008. The year-to-date return of the Service Class Shares for the nine-month period ended September 30, 2012 was 8.89%.

Average Annual Total Returns (for the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (9/1/2004)
Hundredfold Select Alternative Fund
Return Before Taxes	4.01%	6.2 8%	5. 70%
Return After Taxes on Distributions	2. 25%	5. 29%	4. 49%
Return After Taxes on Distributions and Sale of Fund Shares	2. 79%	4. 97%	4. 29%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.51%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.88%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser. Advisors Preferred LLC is the Fund’s investment adviser.  Advisors Preferred LLC is a wholly-owned subsidiary of Ceros Financial Services, Inc., the Fund’s distributor.

Investment Subadviser. Hundredfold Advisors LLC is the Fund’s investment subadviser.

Portfolio Manager. Ralph J. Doudera, the investment manager for Hundredfold, has managed the Fund since its inception in September of 2004 ..

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (Hundredfold Select Alternative Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130, by wire transfer, by telephone at 855-582-8006 or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. IRA accounts are not eligible for telephone redemption privileges. The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$5,000	$1,000
Retirement Accounts	$5,000	$0

Any minimum initial or subsequent investment amounts may be waived at the Fund’s discretion.

Tax Information

The Funds’ distributions to you are taxable, and will be taxed as ordinary income or net capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Hundredfold Select Global Fund

Investment Objective

The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees	1.00%
Distribution (12b-1) Fees	1.00%
Other Operating Expenses	0.45%
Operating Services Fee	0.45%
Acquired Fund Fees and Expenses(1)	0.41%
Total Annual Fund Operating Expenses(2)	2.86%

1 These expenses are based on estimated amounts for the Fund’s current fiscal year

2 Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class Shares	$289	$886	$1,508	$3,185

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,979% of the average value of its portfolio. The Fund has a very high portfolio turnover due to its aggressive management strategy.

Principal Investment Strategy

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world. The Fund will invest directly in developed and emerging market countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. The Fund may invest in international equity and debt securities directly or indirectly through securities that invest in or are a derivative of international equity securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies and other investment companies. The Fund may invest directly in individual foreign securities or indirectly through American Depository Receipts (“ADRs”). Although the Fund may invest in domestic equity and debt securities, it will primarily invest in international equity and debt securities, including junk bonds.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell such securities prior to or early in downward trends in the value of such securities. The Subadviser will analyze the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend. The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to minimize the loss of capital appreciation that would occur with a “buy and hold” investment strategy. The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends. In addition, the Subadviser will employ leveraged investment techniques that allow the Fund to gain greater exposure to target securities.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad-based market index for the same periods. The performance of the S&P 500 Index shows how the Fund compared with the performance of a widely used U.S. securities index during the period shown, while the MSCI World Index shows how the performance of a broad-based world index compared against a broad-based U.S. stock index during the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Global Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Global Predecessor Fund and, therefore, the performance information includes performance of the Select Global Predecessor Fund.

Total Return for the Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 17.57% for the quarter ended June 30, 2009 and its lowest calendar quarter return was –13.27% for the quarter ended September 30, 2008.  The year-to-date return of the Service Class Shares for the nine-month period ended September 30, 2012 was -1.35%.

Average Annual Total Returns (for the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (9/27/2004)
Hundredfold Select Global Fund
Return Before Taxes	-20.46%	-4.15%	3.26%
Return After Taxes on Distributions	-20.46%	-5.27%	1.27%
Return After Taxes on Distributions and Sale of Fund Shares	-13.30%	-3.98%	1.83%
MSCI World Index (Reflects no deduction for fees, expenses or taxes)	-7.61%	-4.43%	1.85%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.94%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Management

Investment Adviser.  Advisors Preferred LLC is the Fund’s investment adviser. Advisors Preferred LLC is a wholly-owned subsidiary of Ceros Financial Services, Inc., the distributor for the Funds.

Investment Subadviser.  Hundredfold Advisors LLC is the Fund’s investment subadviser.

Portfolio Manager.  Ralph J. Doudera, investment manager for Hundredfold, has managed the Fund since its inception in September of 2004 ..

Purchase and Sale of Fund  Shares. You may purchase or redeem Fund shares on any business day by written request via mail (Hundredfold Select Global Fund, c/o Gemini Fund services, LLC 17605 Wright Street, Omaha, NE 68130, by wire transfer, by telephone at 855-582-8006, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. IRA accounts are not eligible for telephone redemption privileges. The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$5,000	$1,000
Retirement Accounts	$5,000	$0

Any minimum initial or subsequent investment amounts may be waived at the Fund’s discretion.

Tax Information

The Fund’s distributions to you are taxable, and will be taxed as ordinary income or net capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRA, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Hundredfold Select Equity Fund

Investment Objective

The Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	1.00%
Other Operating Expenses	0.45%
Operating Services Fee	0.45%
Acquired Fund Fees and Expenses(1)	0.23%
Total Annual Fund Operating Expenses(2)	2.68%

1 These expenses are based on estimated amounts for the Fund’s current fiscal year.

2 Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class Shares	$271	$832	$1,420	$3,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,277 % of the average value of its portfolio. The Fund has a very high portfolio turnover due to its aggressive management strategy.

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% in equity securities or derivatives of such securities. The Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Fund may also seek exposure to securities of foreign issuers. Although the Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, primarily including futures contracts, swap agreements, exchange-traded funds (‘‘ETFs”), naked and covered options on such instruments, currencies, and other investment companies. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in equity securities. The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell equity securities prior to or early in downward trends in the value of such securities. When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Equity Fund to gain greater exposure to its target investments. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and ETFs. As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

Principal Investment Risks

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk

Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund may experience high portfolio turnover, which would involve correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises — a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance is available on the Fund’s website at www.HundredfoldSelect.com, or by contacting Northern Lights or Hundredfold or by calling the Fund toll-free at 855-582-8006.

The Fund was reorganized on October 3, 2011 from a predecessor fund (the “Select Equity Predecessor Fund”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Select Equity Predecessor Fund and, therefore, the performance information includes performance of the Select Equity Predecessor Fund.

Total Return for the Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended September 30, 2009 and its lowest calendar quarter return was –10.07% for the quarter ended March 31, 2008. The year-to-date return of the Service Class Shares for the nine-month period ended September 30, 2012 was 5.03%.

Average Annual Total Returns (for the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (10/11/2004)
Hundredfold Select Equity Fund
Return Before Taxes	-14.66%	-1.49%	1.37%
Return After Taxes on Distributions	-14.66%	-2.06%	0.37%
Return After Taxes on Distributions and Sale of Fund Shares	-9.53%	-1.54%	0.65%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	3.68%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Management

Investment Adviser. Advisors Preferred LLC is the Fund’s investment adviser. Advisors Preferred LLC is a wholly-owned subsidiary of Ceros Financial Services, Inc., the distributor for the Funds.

Investment Subadviser. Hundredfold Advisors LLC is the Fund’s investment subadviser.

Portfolio Manager. Ralph J. Doudera, investment manager for Hundredfold, has managed the Fund since its inception in October of 2004 ..

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (Hundredfold Select Equity Fund, c/o Gemini Fund services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130), by wire transfer, by telephone at 855-582-8006, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. IRA accounts are not eligible for telephone redemption privileges. The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$5,000	$1,000
Retirement Accounts	$5,000	$0

Any minimum initial or subsequent investment amounts may be waived at the Fund’s discretion.

Tax Information

The Fund’s distributions to you are taxable, and will be taxed as ordinary income or net capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information

ADDITIONAL DETAILS ABOUT THE FUNDS

This Prospectus relates to the Service Class shares of the Hundredfold Select Alternative Fund (the “Select Alternative Fund”), Hundredfold Select Global Fund (the “Global Fund”) and Hundredfold Select Equity Fund (the “Equity Fund”) (each a “Fund” and collectively “the Funds”). Advisors Preferred LLC serves as the Funds’ investment adviser and Hundredfold Advisors LLC serves as the Funds’ subadviser.

Events in the financial sector have resulted, and may result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets could experience increased volatility and turmoil, and it is uncertain whether or for how long these conditions could continue. The U.S. Government had taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Reduced liquidity in equity, credit and fixed-income markets adversely affect many issuers worldwide. These events and possible continued market turbulence may have an adverse effect on the Funds.

Gemini Fund Services, LLC (“GFS”) serves as administrator, transfer agent and fund accountant for the Funds, subject to the supervision of the NLFT II Board, pursuant to a Fund Services Agreement (the “Services Agreement”).

Under the Services Agreement, NLFT II has agreed to pay GFS 0.45% on each of the Hundredfold Fund’s assets up to $100 million, 0.40% on assets from $100 million to $250 million, 0.35% on assets from $250 million to $500 million, and 0.30% on assets from $500 million to $1 billion for all operational services, including but not limited to fund accounting, fund administration, transfer agency, legal fees, audit fees, compliance services and custody fees, but excluding management and distribution fees (“Operating Services Fee”).

Instead of or in addition to borrowing, the Funds may, from time to time, participate in a program offered by ReFlow, LLC. ReFlow operates an auction program (the “Auction Program”) through which it makes an alternative source of capital available to the Funds to satisfy some or all of its daily redemption requests.  ReFlow makes the Auction Program available on an investment–blind basis, meaning that ReFlow stands ready to purchase and redeem shares of the Funds if a Fund submits a successful bid. ReFlow will provide money to a Fund if the Fund submits a successful bid in the auction by purchasing shares of the Fund. There is no assurance in participating in such a program either that the Funds will be successful during the Auction, or that ReFlow will have sufficient funds available to meet a Fund’s needs. The Board of Trustees has approved the use of the ReFlow program in addition to or in lieu of borrowing.

Each Fund’s investment objective is not a fundamental policy and may be changed by the Board of Trustees of Northern Lights Fund Trust II (the “Trust”) without shareholder approval upon 60-days’ notice.

Hundredfold Select Alternative Fund

Portfolio Investment Strategy. The Subadviser actively manages the Select Alternative Fund’s portfolio to invest in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. (The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives.) Within these securities, the Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and, as discussed later in this section, derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell securities prior to or early in downward trends in the value of such securities. There is no limit on the amount of the Select Alternative Fund’s assets that may be invested in the derivative instruments later discussed or used to cover short positions.

The Subadviser’s decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, including major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Subadviser considers elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser may reposition the Select Alternative Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends.

The Subadviser will likely engage in frequent trading of the Select Alternative Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends. In addition, the Subadviser will employ leveraged investment techniques that allow the Select Alternative Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

Although the Select Alternative Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, ETFs and other investment companies. The Select Alternative Fund also may invest in options contracts, options on futures contracts and financial instruments in baskets of equity or fixed income securities.

The Select Alternative Fund’s direct investments may include the following equity and fixed-income securities in any combination that the Subadviser believes appropriate:

•

High-yield bonds (“Junk Bonds”);

•

U.S. Treasury bonds and notes;

•

U.S. government-sponsored enterprises;

•

U.S. dollar-denominated corporate obligations;

•

Mortgage and asset-backed securities;

•

Corporate bonds and notes and asset-backed securities;

•

Zero-coupon bonds;

•

Commercial paper and other money market instruments;

•

Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries;

•

Common stocks:

•

Preferred stocks; and

•

Convertible securities.

The Select Alternative Fund invests in fixed-income securities without any restriction on maturity or creditworthiness, which could range from government securities to Junk Bonds, which are debt securities rated below investment grade. With respect to the Select Alternative Fund’s investments in fixed-income securities, the Subadviser will lengthen and shorten the average dollar weighted maturity of the portfolio and make shifts in quality and sector distribution, according to the Subadviser’s expectations for the future course of interest rates and the then-prevailing price and yield levels in the fixed-income market. The Select Alternative Fund invests in equity securities without consideration to any specific sector or market capitalization range. The Select Alternative Fund may attempt to enhance the return on the cash portion of its portfolio by investing in a total return swap agreement. A total return swap agreement provides the Select Alternative Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Select Alternative Fund, and is settled in cash at the end of each month.

If the underlying asset declines in value over the term of the swap, the Select Alternative Fund would be required to pay the dollar value of that decline to the counterparty. The Select Alternative Fund may use its own net asset value as the underlying asset in a total return swap. The Subadviser utilizes a total return swap using the Select Alternative Fund’s return as the underlying asset in order for the Select Alternative Fund’s cash positions allocated to the swap to share in similar investment returns as the Select Alternative Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Select Alternative Fund, including liquidity to invest in new investment opportunities.

Consistent with its investment strategy for temporary defensive purposes, up to 100% of the Select Alternative Fund’s assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the Select Alternative Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Select Alternative Fund may not achieve its investment objective.

The Select Alternative Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Hundredfold Select Global Fund

Portfolio Investment Strategy. The Subadviser actively manages the Global Fund’s portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world, including emerging markets.  The Fund will invest in at least three different countries, and it will invest, under normal market conditions, at least 40% of its net assets outside the U.S. The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell such securities prior to or early in downward trends in the value of such securities.

The Subadviser considers elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. As a result, the Subadviser may reposition the Global Fund’s portfolio in response to market movements in an attempt to participate in a developing trend. The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to minimize the loss of capital appreciation that would occur with a “buy and hold” investment strategy. The Subadviser will likely engage in frequent trading of the Global Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends. In addition, the Subadviser employs leveraged investment techniques that allow the Global Fund to gain greater exposure to target securities.

The Subadviser analyzes the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities.

Although the Global Fund may invest in domestic equity and debt securities, it primarily invests in international equity and debt securities, including Junk Bonds. In addition, the Global Fund may invest in foreign currencies. The Global Fund generally invests in such international equity and debt securities and foreign currencies indirectly through securities that invest in or are a derivative of international equity securities, primarily including futures contracts, swap agreements, ETFs and other investment companies. The Global Fund also may invest in options contracts, options on future contracts and financial instruments consisting of interest in baskets of international equity securities

The Global Fund may also invest directly in foreign currencies and individual foreign securities or indirectly through ADRs. The Global Fund primarily invests in developed and emerging countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. In addition, the Global Fund may invest in international equity securities representing any market capitalization, investment style, market sector or industry.

The Global Fund is not meant to provide diversified exposure to international securities. The Global Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Global Fund may attempt to enhance the return on the cash portion of its portfolio by investing in a total return swap agreement. A total return swap agreement provides the Global Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Global Fund, and is settled in cash at the end of each month.

If the underlying asset declines in value over the term of the swap, the Global Fund would be required to pay the dollar value of that decline to the counterparty. The Global Fund may use its own net asset value as the underlying asset in a total return swap. The Subadviser utilizes a total return swap using the Global Fund’s return as the underlying asset in order for the Global Fund’s cash positions allocated to the swap to share in similar investment returns at the Global Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Global Fund, including liquidity to invest in new investment opportunities.

Consistent with its investment strategy, up to 100% of the Global Fund’s assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the Global Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Global Fund may not achieve its investment objective.

Hundredfold Select Equity Fund

Portfolio Investment Strategy. The Subadviser actively manages the Equity Fund’s portfolio by attempting to anticipate, and respond to, trends in equity securities. The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take “long” positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell equity securities prior to or early in downward trends in the value of such securities. When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Equity Fund to gain greater exposure to its target investments.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities. The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and ETFs. As a result, the Subadviser may reposition the Equity Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will likely engage in frequent trading of the Equity Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities or derivatives of such securities. At times, for temporary defensive purposes, up to 100% of the Equity Fund’s portfolio may be invested in cash or cash equivalents. Although the Equity Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, primarily including futures contracts, swap agreements, ETFs and other investment companies. Equity securities include common stocks, ADRs, preferred stock, convertible stock, warrants, and rights. The Equity Fund also may invest in options contracts, options on futures contracts, and financial instruments consisting of interests in baskets of equity securities.

The Equity Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Equity Fund also seeks exposure to securities of foreign issuers.

The Equity Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Select Equity Fund may attempt to enhance the return on the cash portion of its portfolio by investing in a total return swap agreement. A total return swap agreement provides the Select Equity Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Select Equity Fund, and is settled in cash at the end of each month.

If the underlying asset declines in value over the term of the swap, the Select Equity Fund would be required to pay the dollar value of that decline to the counterparty. The Select Equity Fund may use its own net asset value as the underlying asset in a total return swap. The Subadviser utilizes a total return swap using the Select Equity Fund’s return as the underlying asset in order for the Select Equity Fund’s cash positions allocated to the swap to share in similar investment returns at the Select Equity Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Select Equity Fund, including liquidity to invest in new investment opportunities.

Consistent with its investment strategy for temporary defensive purposes, up to 100% of the Equity Fund’s assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the Equity Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Equity Fund may not achieve its investment objective.

PRINCIPAL RISK FACTORS

An investment in any of the Funds entails risk. The Funds could lose money, or their performance could trail that of other investment alternatives. Neither Hundredfold nor Advisors Preferred can guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Funds. The table below provides the principal risks of investing in the Funds. Following the table, each risk is explained.

	Hundredfold Select Alternative Fund	Hundredfold Select Global Fund	Hundredfold Select Equity Fund
Aggressive Investment Techniques Risk	X	X	X
Asset-Backed Securities Risk	X
Counterparty Risk	X	X	X
Credit Risk	X	X
Depositary Risk	X	X	X
Derivatives Risk	X	X	X
Emerging Markets Risk	X	X	X
Equity Securities Risk	X	X	X
Foreign Securities Risk	X	X	X
High Portfolio Turnover Risk	X	X	X
High Yield Securities Risk	X	X
Holding Cash Risk	X	X	X
Interest Rate Risk	X
Leverage Risk	X	X	X
Non-Diversification Risk	X	X	X
Other Investment Companies and ETFs Risk	X	X	X
Prepayment Risk	X
Shorting Securities Risk	X	X	X
Small and Mid-Capitalization Companies Risk	X	X	X
Sub-adviser’s Investment Strategy Risk	X	X	X
Tax Risk	X	X	X

 Aggressive Investment Techniques Risk

The Funds use investment techniques that may be considered aggressive, including investments in derivatives. Risks associated with derivative instruments such as futures contracts, swap agreements and options on securities, securities indices and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Select Alternative Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Credit Risk

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. A Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Funds may invest long or short in derivatives, such as futures and swaps. Derivatives are instruments that derive their value from an underlying investment or group of investments. Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correlate with the price movements of underlying securities or indices. As a result, the use of derivatives may expose the Funds to risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may not be a liquid market for a Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. Accordingly, the use of derivatives may result in large losses or smaller gains than otherwise would be the case. In addition, some derivative instruments are subject to counterparty risk.

Emerging Markets Risk

Investments in emerging markets instruments involve all of the risks of investing in foreign instruments; however these risks are generally heightened because emerging markets are in the initial stages of industrialization and have lower per capita income. Emerging markets are generally more volatile than the markets of developed countries with more mature economies. Emerging markets often provide significantly higher or lower rates of return than developed markets and carry significantly more risks to investors.

Equity Securities Risk

A Fund may invest in publicly issued equity securities, including common stocks. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which a Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

A Fund’s aggressive investment strategy has resulted in significant portfolio turnover far in excess of a typical mutual fund. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders from distributions to them of net gains realized on the sales. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. See the Financial Highlights for the Funds’ portfolio turnover rates.

High-Yield Securities Risk

A Fund may invest in high-yield securities. Investments in securities rated below investment grade or “junk bonds” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. High yield securities may have speculative characteristics. Additionally, due to the greater number of considerations involved in the selection of the fund’s securities, the achievement of the fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Holding Cash Risk

One of the Fund’s strategies is to hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. This usually occurs when broad markets are declining rapidly. The purpose of this strategy is to protect principal in falling markets. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and that the Fund will not be able to sell stocks quickly enough to avoid losses, or to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Leverage Risk

Each Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Funds and makes them more volatile. The leveraged investment techniques that the Funds employ could cause investors in the Funds to lose more money in adverse environments.

Non-Diversification Risk

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their NAVs and total returns may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Shorting Securities Risk

A Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indices. In general, when a Fund shorts securities, it borrows the securities from a broker and sells the borrowed securities. The Fund is obligated to deliver to the broker securities that are identical to the securities sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the securities sold short plus related transaction costs exceed the proceeds to the Fund from the short sale. A short sale involves the theoretically unlimited risk of an increase in the market price of the security, basket of securities or index sold short which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss. As a consequence, the Fund will lose value if and when the prices of particular securities, baskets of securities or indexes rise  — a result that is the opposite from traditional equity mutual funds. The holder of a short position is responsible for paying the dividends and interest accruing on the short position. Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Small and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The principal risk of investing in a Fund is that Hundredfold’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund. The Subadviser will aggressively change a Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable a Fund to achieve its investment objective.

Tax Risk

  The Funds’ short sales and transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of the Funds’ securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.  These rules could, therefore, affect the amount, timing and character of distributions to the Funds’ shareholders.  The Funds’ use of such transactions may result in a Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

ABOUT YOUR INVESTMENT

Share Prices

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, a Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

A Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of a Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, each Fund values foreign securities held by it at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser or subadviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Rule 12b-1 Fees

Each Fund has adopted a Distribution Plan (“12b-1 Plan” or “Plan”), pursuant to which the Fund may pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses up to 1.00% of the Fund’s average daily net assets attributable to Service Class shares.

The Fund’s’ distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries

 The Fund’s distributor, its affiliates, and the Fund’s advis e r may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

How t o Purchase Shares

Share Classes

The Select Global Fund and the Select Equity Fund offer Service Class shares.

The Select Alternative Fund offers two classes of shares so that you can choose the class that best suits your investment needs, Investor Class shares and Service Class shares. Investor Class shares are offered in a separate prospectus.  For more information about Investor Class shares, call 855-582-8006.  The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Select Alternative Fund represents an interest in the same portfolio of investments in the Select Alternative Fund.  Not all share classes may be available for purchase in all states.

Service Class Shares

You may invest in the Service Class of the Funds through traditional investment accounts, IRAs (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans or other products available from your Financial Advisor. Applications and descriptions of any service fees for retirement or other accounts are available from your Financial Advisor. In addition, the Funds may allow for purchases through an Automatic Investment Plan.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

 Purchase by Mail

  You may purchase shares of the Fund by sending a completed application form and check to the following address:

via Regular Mail                                                    or via Overnight Mail

Hundredfold Funds

Hundredfold Funds

C/o Gemini Fund Services, LLC

C/o Gemini Fund Services, LLC

P.O. Box 541150

17605 Wright Street, Suite 2

Omaha, NE 68154-1150

Omaha, NE 68130-2095

Purchase through Brokers

 You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to make an investment in a Fund, please call the Funds at 855-582-8006 for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan

 You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 ($1000 – subsequent investment purchases. See above) on specified days of each month into your established Fund account. Please contact the Funds at 855-582-8006 for more information about the Funds’ Automatic Investment Plan.

Minimum Investment

The minimum initial and subsequent investments set forth below may be invested in as many of the Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $25,000 in all three of the Funds, you may allocate your initial investment as $15,000, $9,000 and $1,000.

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$5,000	$5,000
Retirement Accounts	$1,000	$0

The Adviser may waive these minimum requirements at its discretion. Contact your Financial Advisor for further information.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the applicable Fund. The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

Good Order

When making a purchase request, make sure your request is in good order.

“Good order” means your purchase request includes:

•

the name of the applicable Fund

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the “ the applicable Fund”

Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Account Application that is sent to the Fund’s transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.

Anti-Money Laundering Program

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct ..

In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•

full name;

•

date of birth (individuals only);

•

Social Security or taxpayer identification number; and

•

permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-855-582-8006.

Retirement Plans

You may purchase shares of any Fund for your individual retirement plans. Please call the Funds at 855-582-8006 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

How to Exchange Shares

You may exchange Service Class shares of each Hundredfold Fund for shares of any other Hundredfold Fund and the Milestone Treasury Obligations Fund, a series of the AdvisorOne Funds (offered in a separate prospectus) at the next determined NAV after receipt of your order in good form without any charges.

Exchanging Shares Purchased Through Your Financial Advisor. If your shares of the Funds were purchased through your Financial Advisor, initiate your exchange order by contacting your Financial Advisor.

Your Financial Advisor is responsible for placing orders promptly with the Funds. Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.

How t o Redeem Shares

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via Regular Mail                                                    or via Overnight Mail

Hundredfold Funds

Hundredfold Funds

C/o Gemini Fund Services, LLC

C/o Gemini Fund Services, LLC

P.O. Box 541150

17605 Wright Street, Suite 2

Omaha, NE 68154-1150

Omaha, NE 68130-2095

Redemptions by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.  The proceeds will be sent by mail to the address designated on your account or wire d , directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 855-582-8006.  The redemption proceeds normally will be sent by mail or electronically within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker

 If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire

You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan

 If your individual account, IRA or other qualified plan account has a current account value of at least $50,000, you may participate in a Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $500 on specified days of each month into your established bank account. Please contact the Fund at  855-582-8006 for more information about the Fund’s Automatic Withdrawal Plan.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period).  The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash ..

When Redemptions are Sent

Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with the Funds;

•

you request that a redemption be mailed to an address other than that on record with the Funds;

•

the proceeds of a requested redemption exceed $50,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance falls below $2,000 for non-qualified accounts, the Fund may notify you that, unless the account is brought up to at least $2,000 within 30 days of the notice, your account could be closed.  After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below $2,000 due to a decline in NAV.

Special Situations: There are certain times when you may be unable to sell Service Class shares of a Fund or proceeds may be delayed.  This may occur during emergencies, unusual market conditions or when a Fund cannot determine the value of its assets or sell its holdings.  The Funds reserve the right to reject any purchase order or suspend offering of their shares.  Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.  The Funds may also refuse purchase requests from individuals or groups who have not been approved by the Funds’ Subadviser.

Financial Intermediaries: Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time.  In particular, financial intermediaries that transact in shares of the Funds through the Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system.  In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Fund of such trades in advance, such transaction may be deemed not to have been received in good order.   In practice, this means that a confirmation from a financial intermediary is not binding on the Funds.  In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have a right to a return of proceeds.  Cancellation of a trade is processed at the NAV at which the trade was originally received and is completed as soon as practical, ordinarily the next business day.  Please contact your financial intermediary to determine how it processes transactions in shares of the Fund.

Householding. To reduce expenses, the Funds mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call the Funds at 855-582-8006 on days the Fund is open for business or contact your financial institution.  The Funds will begin sending you individual copies thirty days after receiving your request.

Tools to Combat Frequent Transactions

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Trust’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

•

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy;”

•

Reject or limit specific purchase requests; and

•

Reject purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser, Sub-adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds’ Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser or Subadviser will be liable for any losses resulting from rejected purchase orders. The Adviser or Subadviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with a Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds.  While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Tax Status, Dividends a nd Distributions

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Funds intend to distribute substantially all of its net investment income and net capital gains annually in December.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds.  The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  This summary is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and this summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Funds or their investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis). You should consult your own independent tax advisors to determine the tax consequences of owning shares of the Funds.

Distribution o f Fund Shares

Distributor .. Ceros Financial Services, Inc., 1445 Research Boulevard, #530, Rockville, MD 20850, is the distributor for the shares of the Fund. Ceros Financial Services, Inc. is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Householding. To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 855-582-8006 on days the Fund is open for business or contact your financial institution.  The Fund will begin sending you individual copies thirty days after receiving your request.

ADDITIONAL INFORMATION

Management of the Funds

Advisors Preferred LLC (“Advisors Preferred”) provides investment services to the Funds.  It is located at 1445 Research Boulevard, #530, Rockville, MD 20850. Rafferty Asset Management, LLC served as each Predecessor Fund’s investment adviser. However, the sub-adviser to the Predecessor Funds, Hundredfold Advisors, LLC, continues in that capacity with respect to each of the Funds.

Under an investment advisory agreement (“Advisory Agreement”) between the Hundredfold Funds and Advisors Preferred, each Fund pays Advisors Preferred fees at an annualized rate of 1.00% of its average daily net assets.

Advisors Preferred has retained Hundredfold to serve as Subadviser to the Funds under an investment subadvisory agreement (“Subadvisory Agreement”). Hundredfold is located at 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452. Hundredfold was established in 2004 as a registered investment adviser under the Investment Advisers Act of 1940. Hundredfold was created by a not-for-profit foundation to receive as a contribution the professional services of Mr. Ralph J. Doudera and to sell those services to unrelated business entities. Hundredfold’s services are based on research and analysis generated by the portfolio manager, Mr. Doudera. Mr. Doudera’s history as an investment manager is discussed below. Mr. Doudera is not compensated for his research and analysis for Hundredfold.

Prior to the reorganization of each Predecessor Fund into the corresponding Hundredfold Fund on October 3, 2011 Hundredfold also served as subadvis e r to each of the Predecessor Funds .. ,

A discussion regarding the basis on which the Board of Trustees approved the Advisory Agreement and Subadvisory Agreement will be included in the Funds’ Semi-Annual Report to shareholders for the period ended February 28, 2012.

Hundredfold manages the Funds’ assets under the supervision of Advisors Preferred. Under the Subadvisory Agreement, Hundredfold directs the allocation of the Funds’ assets among various investment vehicles selected by Hundredfold. Advisors Preferred implements Hundredfold’s allocation decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information. Disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Hundredfold Funds c/o Gemini Fund Services LLC, 17605 Wright Street , Omaha, NE 6813 0 or calling 855-582-8006.

MASTER/FEEDER OPTION

A Fund may in the future operate under a master/feeder structure. This means that a Fund would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Advisors Preferred in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for one or more Funds without seeking shareholder approval. However, the Trustees’ approval will be given only if the investments in the master fund(s) is (are) in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive a 30-day notice prior to the implementation of the master/feeder structure for your Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class shares of the Funds for the periods indicated. The Funds are each a continuation of the applicable Predecessor Fund, and, therefore, the financial information for each Fund include results of the corresponding Predecessor Fund.

Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the financial statements audited by Cohen Fund Audit Services, Ltd., the Fund’s Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statement, are included in the August 31, 2012 annual report, which is available at no charge upon request. Prior years were audited by a different firm.

												RATIOS TO AVERAGE NET ASSETS
Year/ Period	NAV, Beginning of Year/ Period	Net Investment Income (Loss) [1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in NAV Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distributions	Total Distributions	NAV, End of Year/Period	Total Return [2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Net Investment Income (Loss) After Expense Reimburse-ment/ Recoup- ment	Portfolio Turnover Rate [3]
Hundredfold Select Alternative Fund
Year Ended August 31, 2012	$ 22.66	$0.41	$1.78	$2.19	$(0.34)	$(0.84)	$ ---	$(1.18)	$23.67	10.00%	$106,369	2.45%	2.45%	1.79%	418%
Year Ended August 31, 2011	22.20	0.41	1.12	1.53	(0.43)	(0.64)	__	(1.07)	22.66	6.95%	58,084	2.55%	2.55%	1.79%	360%
Year Ended August 31, 2010	20.36	0.36	2.35	2.71	(0.87)	__	__	(0.87)	22.20	13.51%	45,150	2.55%	2.55%	1.69%	192%
Year Ended August 31, 2009	18.33	0.50	2.00	2.50	(0.47)	__	__	(0.47)	20.36	14.09%	28,081	2.67%	2.59%	2.76%	297%
Year Ended August 31, 2008	20.02	0.33	(1.58)	(1.25)	(0.43)	(0.01)	__	(0.44)	18.33	(6.38%)	24,990	2.57%	2.57%	1.68%	127%

Hundredfold Select Global Fund
Year Ended August 31, 2012	$18.31	$(0.32)	$(2.25)	$(2.57)	$ -	$ -	$ --	$ --	$15.74	(13.99%)	$9,966	2.47%	2.47%	(1.91%)	1,979%
Year Ended August 31, 2011	18.88	(0.28)	(0.29)	(0.57)	__	__	__	__	18.31 [4]	(3.02%) [4]	31,144	2.55%	2.55%	(1.40%)	1,864%
Year Ended August 31, 2010	19.18	(0.06)	(0.24)	(0.30)	__ [5]	__	__	__ [5]	18.88	(1.55%)	49,021	2.55%	2.55%	(0.30%)	1,378%
Year Ended August 31, 2009	18.69	(0.02)	0.51	0.49	__ [5]	__ [5]	__ [5]	__ [5]	19.18	2.65%	61,305	2.52%	2.49%	(0.14%)	1,770%
Year Ended August 31, 2008	24.73	(0.16)	(1.48)	(1.64)	(0.84)	(3.56)	__	(4.40)	18.69	(8.96%)	79,849	2.38%	2.38%	(0.75%)	2,073%

Hundredfold Select Equity Fund
Year Ended August 31, 2012	$19.21	$(0.34)	$(0.56)	$(0.90)	$ -	$ -	$ -	$ -	$18.31	(4.69%)	$8,924	2.46%	2.46%	(1.85%)	2,277%
Year Ended August 31, 2011	17.89	(0.39)	1.71	1.32	__	__	__	__	19.21	7.38% [6]	17,306	2.55%	2.55%	(1.91%)	1,752%
Year Ended August 31, 2010	17.79	(0.17)	0.36	0.19	(0.09)	__	__	(0.09)	17.89	1.06%	13,952	2.55%	2.55%	(0.91%)	1,447%
Year Ended August 31, 2009	17.90	(0.01)	(0.10)	(0.11)	__	__	__ [5]	__ [5]	17.79	(0.60%)	13,438	2.79%	2.72%	(0.09%)	1,485%
Year Ended August 31, 2008	21.24	(0.05)	(1.51)	(1.56)	(0.60)	(1.18)	__	(1.78)	17.90	(8.28%)	16,381	2.63%	2.63%	(0.27%)	1,617%

1

Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2

All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

3

Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

4

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

5

Amount is less than $0.01 per share

6

The Adviser made a contribution due to a trading error. If the contribution had not been made, the total return would have been 7.38%

Privacy Notice

                                                Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you:
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II :

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Hundredfold Funds

Advis e r	Advisors Preferred LLC 1445 Research Boulevard, #530 Rockville, MD 20850	Distributor	Ceros Financial Services, Inc. 1445 Research Boulevard, #530 Rockville, MD 20850
Custodian	U.S. Bank N.A. 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212	Legal Counsel	Alston & Bird LLP 950 F Street NW Washington, DC 20004
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street , Suite 2 Omaha, NE 6813 0	Independent Registered Public Accountant	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland , OH 441 15

Additional information about the Funds is included in the Fund s’ Statement of Additional Information dated December 28, 2012 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund s’ policies and management.  Additional information about the Fund s’ investments will also be available in the Funds’ Annual and Semi-Annual Report to Shareholders.  In the Funds ’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Funds’ Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1- 855-582-8006 or visit www.Hundredfoldselect.com.  You may also write to:

Hundredfold Funds

c/o Gemini Fund Services, LLC

17605 Wright Street , Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Funds’ information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-22549